SEGMENT INFORMATION - Operating segment results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Net sales	R$ 40,965,431	R$ 30,460,277	R$ 26,012,950
EBITDA	25,221,854	15,216,174	10,720,530
Depreciation and amortisation expense	(7,041,663)	(6,772,780)	(8,091,952)
Operating profit before net financial income ("EBIT")	R$ 18,180,191	R$ 8,443,394	R$ 2,628,578
EBITDA margin (%)	61.57%	49.95%	41.21%
Domestic (Brazil)
Operating segments
Net sales	R$ 6,719,395	R$ 4,967,635	R$ 5,314,215
Foreign
Operating segments
Net sales	34,246,036	25,492,642	20,698,735
Asia
Operating segments
Net sales	15,996,747	13,117,347	9,742,681
Europe
Operating segments
Net sales	10,795,958	6,672,803	6,172,529
North America
Operating segments
Net sales	6,119,182	4,604,284	3,975,191
South and Central America
Operating segments
Net sales	1,259,308	908,193	754,642
Africa
Operating segments
Net sales	74,841	190,015	53,692
Pulp
Operating segments
Net sales	34,715,208	25,578,265	21,027,686
EBITDA	R$ 22,735,409	R$ 13,646,228	R$ 9,074,012
EBITDA margin (%)	6.549%	53.35%	43.15%
Pulp | Domestic (Brazil)
Operating segments
Net sales	R$ 2,338,810	R$ 1,609,449	R$ 1,833,936
Pulp | Foreign
Operating segments
Net sales	32,376,398	23,968,816	19,193,750
Pulp | Asia
Operating segments
Net sales	R$ 15,952,786	R$ 12,921,081	9,605,799
Pulp | China
Operating segments
Percentage of total net revenue	44.41%	47.97%
Pulp | Europe
Operating segments
Net sales	R$ 10,477,292	R$ 6,409,879	5,950,832
Pulp | North America
Operating segments
Net sales	R$ 5,694,273	R$ 4,340,956	3,592,563
Pulp | United States
Operating segments
Percentage of total net revenue	14.67%	16.54%
Pulp | South and Central America
Operating segments
Net sales	R$ 233,061	R$ 184,590	44,556
Pulp | Africa
Operating segments
Net sales	18,986	112,310
Paper
Operating segments
Net sales	6,250,223	4,882,012	4,985,264
EBITDA	R$ 2,486,445	R$ 1,569,946	R$ 1,518,403
EBITDA margin (%)	39.78%	32.16%	30.46%
Paper | Domestic (Brazil)
Operating segments
Net sales	R$ 4,380,585	R$ 3,358,186	R$ 3,480,279
Paper | Foreign
Operating segments
Net sales	1,869,638	1,523,826	1,504,985
Paper | Asia
Operating segments
Net sales	43,961	196,266	136,882
Paper | Europe
Operating segments
Net sales	318,666	262,924	221,697
Paper | North America
Operating segments
Net sales	R$ 424,909	R$ 263,328	382,628
Paper | United States
Operating segments
Percentage of total net revenue	24.30%	17.92%
Paper | South and Central America
Operating segments
Net sales	R$ 1,026,247	R$ 723,603	710,086
Paper | Peru
Operating segments
Percentage of total net revenue	10.03%
Paper | Argentina
Operating segments
Percentage of total net revenue	13.03%	18.06%
Paper | Africa
Operating segments
Net sales	R$ 55,855	R$ 77,705	53,692
Not segmented
Operating segments
EBITDA			R$ 128,115